Simple Agreement for Future Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Simple Agreement for Future Equity
Proceeds from simple agreement for future equity	$ 10,232,000	$ 340,000	$ 19,325,000	$ 9,000,000
SAFE notes
Simple Agreement for Future Equity
Proceeds from simple agreement for future equity	10,232,000	$ 0	18,985,000	13,340,000
Total cash proceeds	10,232,000		19,325,000	13,000,000
Cash received from the subscription of a SAFE	340,000		340,000	9,000,000
Advance from issuance of debt				4,000,000
Outstanding principal balance	$ 42,557,000		$ 32,325,000	$ 13,340,000
Notes converted into shares	0	0	0	0
SAFE notes with valuation cap at $300 million
Simple Agreement for Future Equity
Outstanding principal balance	$ 13,994,800		$ 12,130,000	$ 5,336,000
Debt valuation cap	300,000,000		300,000,000	300,000,000
SAFE notes with valuation cap at $500 million
Simple Agreement for Future Equity
Outstanding principal balance	28,562,200		20,195,000	8,004,000
Debt valuation cap	$ 500,000,000		$ 500,000,000	$ 500,000,000